Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 249,859	$ 247,605	$ 477,905	$ 527,409
Other comprehensive income (loss):
Net gain (loss) on derivatives (Note 9), net of tax of $(2,274), $795, $(5,339) and $12,366, respectively	15,920	(5,565)	37,372	(86,559)
Total other comprehensive income (loss)	15,920	(5,565)	37,372	(86,559)
Comprehensive income	265,779	242,040	515,277	440,850
Comprehensive income attributable to non-controlling interest	(108)	(1,544)	(129)	(4,524)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 265,671	$ 240,496	$ 515,148	$ 436,326